INCOME TAXES	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Taxes [Abstract]
INCOME TAXES

NOTE 15 - INCOME TAXES

a.	Taxation of the Company in Israel

1)	Tax rates:

The Company’s income in Israel (except for income qualifying for reduced tax rates under Israel encouragement law, see paragraph 2 below) is taxed at regular rates. The Israeli corporate tax rate in 2018 and thereafter is 23%. Capital gains of the Company in Israel are subject to tax at the regular corporate tax rate applicable during the tax year.

2)
In December 2020, the Company received an in-agreement tax ruling, indicating that the enterprise of the Company meets the definition of a Technological Preferred Enterprise, and that the income of the Company from selling POS devices, provision of processing SaaS are deemed "technology income" as defined by Section 51 to the Encouragement of Capital Investment Law, 1959 (hereinafter - "the Law"), which are subject to 12% tax, while income attributed to production are "preferred income", as this term is defined by Section 51 to the Law, which are subject to 16% or 7.5%. tax (depending on the production activity place). This tax ruling applies to the Company beginning in the 2020 tax year through 2025. As of the date of these financial statements, the company is in the process of renewing this tax status for subsequent years.

b.	Taxation of subsidiaries outside of Israel

Subsidiaries that are incorporated outside Israel are assessed for tax under the tax laws applicable in their countries of residence. The principal tax rates applicable in 2025 to subsidiaries outside Israel are as follows:

Companies incorporated in the United States – tax rate of 34.7% (including federal, state and branch profits tax). The company incorporated in the UK – tax rate of between 19% to 25%. The company incorporated in Australia – tax rate of 30%. The company incorporated in Lithuania –corporate tax rate of 16% for 2025 tax period, and 17% for the 2026 and subsequent tax periods, In Mexico 30%, in Germany 15.5% (including solidarity surcharge) plus 14% trade tax. The companies incorporated in Brazil 34%. Generally, inter-company transactions between the Company and subsidiaries outside Israel are subject to the provisions and reporting requirements set out in the Income Tax Regulations (Determination of Market Terms), 2006.

c.	Carry forward losses

Deferred tax assets on carryforward losses are recognized if the exercise of the relevant tax benefit is expected in the foreseeable future against a taxable income.

As of December 31, 2025 and 2024, the Company’s carryforward tax losses in Israel amounted to $188,893 thousand and $28,433 thousand, respectively. The 2025 balance includes carryforward tax losses absorbed from an Israeli subsidiary merged into the Company during the year.

The Group recognizes deferred taxes in respect of carryforward losses stemming from the Group only up to the amount of the liability for deferred tax, since the utilization of those losses is not expected in the foreseeable future. Carryforward tax losses accrued in Israel may be offset over an unlimited time.

d.  Tax assessments

The limitation period in Israel of tax assessments filed by taxpayers in respect of tax year 2013 and thereafter is 4 years from the end of the tax year in which a tax return was filed.

Accordingly, the Company’s tax assessments through tax year 2019 are considered to be final.

e.	Tax rate reconciliation:

The reconciliation of the theoretical tax benefit (expense) by the Israeli statutory tax rate to the Company's effective benefit (expense) taxes are as follows:

	For the year ended December 31,
	2025	2024	2023
	US Dollars in thousands
Profit (Loss) before taxes on income	34,566	(4,384)	(14,672)
Statutory tax rate	23%	23%	23%
Theoretical income tax benefit (expenses)	(7,950)	1,008	3,375
Share-based payment expenses which are not deductible	(1,897)	(1,660)	(1,388)
Carry forward losses without deferred taxes recognition	7,675	(521)	(3,176)
Accounting gain arising from obtaining control, not taxable	2,795	-	-
Other	327	(74)	(26)
Effective tax benefit (expenses)	950	(1,247)	(1,215)

f.	Deferred income tax:

The composition of deferred taxes as of statement of financial position dates and the change thereof in those years is:

	Intangible assets	Provisions for employee rights	Other	Losses for tax purposes	Total
	US Dollars in thousands
Balance at January 1, 2025	(5,923)	689	-	960	(4,274)
Change in 2025:
Recognized in income statement	155	71	-	5,173	5,399
Deferred taxes created in acquisition of subsidiary	(4,068)	-	-	-	(4,068)
Recognized in translation currency difference reserve	(101)	-	-	-	(101)
Balance at December 31, 2025	(9,937)	760	-	6,133	(3,044)
Balance at January 1, 2024	(4,104)	579	-	417	(3,108)
Change in 2024:
Recognized in income statement	987	110	-	543	1,640
Deferred taxes created in acquisition of subsidiary	(3,142)	-	-	-	(3,142)
Recognized in translation currency difference reserve	336	-	-	-	336
Balance at December 31, 2024	(5,923)	689	-	960	(4,274)
Balance at January 1, 2023	(1,074)	44	44	193	(793)
Change in 2023:
Recognized in income statement	(421)	535	(44)	224	294
Deferred taxes created in acquisition of subsidiary	(2,626)	-	-	-	(2,626)
Recognized in translation currency difference reserve	17	-	-	-	17
Balance at December 31, 2023	(4,104)	579	-	417	(3,108)

Deferred taxes are presented in the statement of financial position as follows:

	December 31,
	2025	2024
	US Dollars in thousands
Non-current assets	3,901	-
Non-current liabilities	(6,945)	(4,274)
	(3,044)	(4,274)

g.	Taxes on income included in profit or loss:

	For the year ended December 31,
	2025	2024	2023
	US Dollars in thousands
Current tax expenses	(4,449)	(2,887)	(1,509)
Deferred tax income	5,399	1,640	294
	950	(1,247)	(1,215)